    As filed with the Securities and Exchange Commission on August 14, 2009

                                                File Nos. 333-133425; 811-21892

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933
                          Pre-Effective Amendment No.                               [_]
                          Post-Effective Amendment No. 4                            [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940
                        Amendment No. 32                                            [X]
                (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 2
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

              6610 W. Broad Street Richmond, Virginia          23230
        (Address of Depositor's Principal Executive Office)  (Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                             6610 W. Broad Street
                           Richmond, Virginia 23230
                    (Name and Address of Agent for Service)

          -------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to this Registration Statement

It is proposed that this filing will become effective (check appropriate box):


[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on (date) pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Purchase Payment Variable Income with Guaranteed Minimum Income Immediate and Deferred Annuity Contracts.

================================================================================

                      SUPPLEMENT DATED AUGUST 14, 2009 TO


                       PROSPECTUS DATED MAY 1, 2009 FOR


   FLEXIBLE PURCHASE PAYMENT VARIABLE INCOME WITH GUARANTEED MINIMUM INCOME
                   IMMEDIATE AND DEFERRED ANNUITY CONTRACTS


                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The following provision is added in the "Additional Information" section of the prospectus:

   Exemption to File Periodic Reports

   The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

The prospectus is revised accordingly.


41118 SUPPA 08/14/09

   Part A and Part B of Post-Effective Amendment No. 3 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 27, 2009, and the forms of prospectus and Statement of Additional Information filed thereafter pursuant to Rule 497 under the Securities Act of 1933, are incorporated by reference into this Post-Effective Amendment No. 4 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

(1)(a) Resolution of the Board of Directors of GE Life and Annuity Assurance
       Company authorizing the GE Life & Annuity Separate Account 7.
       Previously filed on April 20, 2006 with the initial Registration
       Statement on Form N-4 to Genworth Life & Annuity VA Separate Account
       2, File No. 333-133425, and incorporated herein.

(1)(b) Resolution of Board of Directors of GE Life and Annuity Assurance
       Company authorizing the change in name of GE Life & Annuity Separate
       Account 7 to Genworth Life & Annuity VA Separate Account 2.
       Previously filed on April 20, 2006 with the initial Registration
       Statement on Form N-4 to Genworth Life & Annuity VA Separate Account
       2, File No. 333-133425, and incorporated herein.

(2)    Not applicable.

(3)(a) Underwriting Agreement between Genworth Life and Annuity Insurance
       Company and Capital Brokerage Corporation. Previously filed on July
       28, 2006 with Pre-Effective Amendment No. 1 on Form N-4 to Genworth
       Life & Annuity VA Separate Account 2, File No. 333-133425, and incorporated herein.

(3)(b) Form of Dealer Sales Agreement. Previously filed on July 28, 2006 with Pre-Effective Amendment No. 1 on Form N-4 to Genworth Life &
       Annuity VA Separate Account 2, File No. 333-133425, and incorporated herein.

(4)(a) Form of contract. Previously filed on April 20, 2006 with the initial
       Registration Statement on Form N-4 to Genworth Life & Annuity VA
       Separate Account 2, File No. 333-133425, and incorporated herein.

(4)(b) Form of Commutation of Monthly Income Endorsement. Previously Filed on April 25, 2008 with Post-Effective Amendment No. 2 on Form N-4 to
       Genworth Life & Annuity VA Separate Account 2, File No. 333-133425, and incorporated herein.

(5)    Form of Application. Previously filed on July 28, 2006 with
       Pre-Effective Amendment No. 1 on Form N-4 to Genworth Life & Annuity
       VA Separate Account 2, File No. 333-133425, and incorporated herein.

(6)(a) Amended and Restated Articles of Incorporation of Genworth Life and
       Annuity Insurance Company. Previously filed on January 3, 2006 with
       Post-Effective Amendment No. 23 on Form N-4 to Genworth Life &
       Annuity VA Separate Account 1, File No. 333-63531, and incorporated herein.

(6)(b) By-Laws of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 23 on Form
       N-4 to Genworth Life & Annuity VA Separate Account 1, File No.
       333-63531, and incorporated herein.

(7)    Not applicable.

(8)  Participation Agreement among Genworth Life and Annuity Insurance
     Company, GE Investments Funds, Inc. and GE Investments Distributors,
     Inc. Previously filed on April 23, 2007 with Post-Effective Amendment
     No. 1 on Form N-4 to Genworth Life & Annuity VA Separate Account 2,
     File No. 333-133425, and incorporated herein.

(9) Opinion and Consent of Heather C. Harker, Counsel for Genworth Life and Annuity Insurance Company. Previously filed on April 27, 2009 with Post-Effective Amendment No. 3 to Form N-4 for Genworth Life &
     Annuity VA Separate Account 2, Registration No. 333-133425.

(10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 27, 2009 with Post-Effective Amendment No. 3 to Form
     N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
     No. 333-133425.

(11) Not applicable.

(12) Not applicable.

(13) Power of Attorney. Previously filed on April 27, 2009 with
     Post-Effective Amendment No. 3 to Form N-4 for Genworth Life &
     Annuity VA Separate Account 2, Registration No. 333-133425.


Item 25.  Directors and Officers of the Depositor

Name                    Positions and Offices with Depositor
----                    ------------------------------------
Pamela S. Schutz        Chairperson of the Board, President and Chief Executive
                        Officer

Paul A. Haley           Director, Senior Vice President and Chief Actuary

Ronald P. Joelson(2)    Director, Senior Vice President and Chief Investment Officer

Leon E. Roday(1)        Director and Senior Vice President

Geoffrey S. Stiff       Director and Senior Vice President

John G. Apostle, II(1)  Senior Vice President and Chief Compliance Officer

Thomas E. Duffy         Senior Vice President, General Counsel and Secretary

Christopher J. Grady    Senior Vice President

Patrick B. Kelleher(1)  Senior Vice President

Kelly L. Groh           Senior Vice President and Chief Financial Officer

James H. Reinhart       Senior Vice President

Thomas M. Stinson       Senior Vice President

Jac J. Amerell          Vice President and Controller

Heather C. Harker       Vice President and Associate General Counsel

Gary T. Prizzia(1)      Treasurer

Matthew P. Sharpe       Vice President

Michael P. Cogswell     Vice President

   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contract Owners


   There were two Qualified Contracts issued as of August 14, 2009.


Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriters

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, and Genworth Life & Annuity VA Separate Account 4.

   (b) Management

        Name                   Address             Positions and Offices with Underwriter
        ----                    -------            --------------------------------------
John G. Apostle, II... 6620 W. Broad St.         Director
                       Richmond, VA 23230
Christopher J. Grady.. 6610 W. Broad St.         Director, President and Chief Executive
                       Richmond, VA 23230        Officer
Geoffrey S. Stiff..... 6610 W. Broad St.         Director and Senior Vice President
                       Richmond, VA 23230
Patrick B. Kelleher... 6620 W. Broad St.         Senior Vice President
                       Richmond, VA 23230
Edward J. Wiles, Jr... 3001 Summer St.,          Senior Vice President
                       2nd Floor
                       Stamford, CT 06905
Scott E. Wolfe........ 6610 West Broad St.       Senior Vice President and Chief Compliance
                       Richmond, VA 23230        Officer
Kelly L. Groh......... 6610 W. Broad Street      Chief Financial Officer
                       Richmond, Virginia 23230
James H. Reinhart..... 6610 W. Broad St.         Vice President
                       Richmond, VA 23230
Michele L. Trampe..... 6610 W. Broad St.         Vice President and Controller
                       Richmond, VA 23230
Gary T. Prizzia....... 6620 W. Broad Street      Treasurer
                       Richmond, VA 23230
Bonnie C. Turner...... 6610 West Broad St.       Financial & Operations Principal
                       Richmond, VA 23230

                                (2)
          (1)             Net Underwriting      (3)           (4)
   Name of Principal       Discounts and   Compensation    Brokerage      (5)
      Underwriter           Commissions    on Redemption  Commissions Compensation
   -----------------      ---------------- -------------  ----------- ------------
Capital Brokerage
  Corporation............  Not Applicable  Not Applicable     0.0%         $0

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not applicable.

Item 32.  Undertakings

   (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   (d) Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer Contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and Genworth Life & Annuity VA Separate Account 2 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE CODE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 14/th/ day of August, 2009.



                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                                                    (Registrant)

                                   By:          /S/  HEATHER C. HARKER
                                        ---------------------------------------
                                                   Heather C. Harker
                                         Vice President and Associate General
                                                        Counsel



                                   GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                                     (Depositor)

                                   By:          /S/  HEATHER C. HARKER
                                        ---------------------------------------
                                                   Heather C. Harker
                                         Vice President and Associate General
                                                        Counsel


   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          Name                            Title                       Date
          ----                            -----                        ----

 /s/  *PAMELA S. SCHUTZ   Chairperson of the Board, President    August 14, 2009
-------------------------   and Chief Executive Officer
    Pamela S. Schutz

/s/  *RONALD P. JOELSON   Director, Senior Vice President and    August 14, 2009
-------------------------   Chief Investment Officer
   Ronald P. Joelson

  /s/  *PAUL A. HALEY     Director, Senior Vice President and    August 14, 2009
-------------------------   Chief Actuary
     Paul A. Haley

  /s/  *LEON E. RODAY     Director and Senior Vice President     August 14, 2009
-------------------------
     Leon E. Roday

/s/  *GEOFFREY S. STIFF   Director and Senior Vice President     August 14, 2009
-------------------------
   Geoffrey S. Stiff

  /s/  *KELLY L. GROH     Senior Vice President and Chief        August 14, 2009
-------------------------   Financial Officer
     Kelly L. Groh

  /s/  *JAC J. AMERELL    Vice President and Controller          August 14, 2009
-------------------------
     Jac J. Amerell



*By:  /s/  HEATHER C. HARKER  , pursuant to Power of                 August 14, 2009
      -----------------------   Attorney executed on April 7, 2009.
        Heather C. Harker